AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3
                 ("AGSPC 3")

        SUPPLEMENT DATED MAY 3, 2000
     TO PROSPECTUS DATED JANUARY 3, 2000
        (as revised January 19, 2000)

Fund Name Change
In order to more accurately reflect the risk level, the Growth Lifestyle Fund has been renamed to the Aggressive Growth Lifestyle
Fund, effective immediately. Therefore, all references to the Growth Lifestyle Fund in the AGSPC 3 prospectus shall be changed to the Aggressive Growth Lifestyle Fund.

Aggressive Growth Lifestyle Fund,
Conservative Growth Lifestyle Fund, and
Moderate Growth Lifestyle Fund:
Investment Strategy
Until now, the AGSPC 3 Lifestyle Funds
invested solely in different portfolios of AGSPC 3. Effective immediately, the
Lifestyle Funds will also be able to invest in the Series Company Funds of American
General Series Portfolio Company ("AGSPC").
AGPSC and AGSPC 3 are related investment companies for purposes of investment and investors services, and VALIC serves as investment adviser to both, although each offers a unique selection of mutual funds.
Thus, the Underlying Funds in which the
Lifestyle Funds invest shall be chosen from the variety offered by both AGSPC and AGSPC
3, in accordance with the projected asset allocation ranges for each particular
Lifestyle Fund.  These asset allocation
ranges have been revised and are shown
below:

Asset Allocation Ranges for the Aggressive
Growth Fund:
International Equity Securities    15% - 35%
Domestic Equity Securities    60% - 80%
Bonds               5% - 15%

Asset Allocation Ranges for the Conservative
Growth Fund:
International Equity Securities    5% - 15%
Domestic Equity Securities    20% - 50%
Bonds               45% - 65%

Asset Allocation Ranges for the Moderate
Growth Fund:
International Equity Securities    10% - 20%
Domestic Equity Securities    35% - 65%
Bonds               25% - 45%

Benchmark Information
Each Lifestyle Fund currently compares its performance to a blended benchmark, calculated by including the pro rata portion of the respective indices for each of the Underlying Funds, and the S&P 500r Index.
In order to simplify calculation and reflect a collective benchmark which is more representative of the investment ranges and focus on equities, the benchmark for each Lifestyle Fund has been changed to a combination of the Wilshire 5000, Morgan
Stanley Capital Internationalr Europe,
Australasia, Far East ("MSCI EAFE") Index, and Lehman Brothers Aggregate Index.

Page 34:

Replace the second paragraph under J.P.
Morgan Investment Management, Inc. with the following :

Investment decisions are made by a team that consists of portfolio managers and analysts.
The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.

VA 10832-C